Basis of Preparation (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure Of Basis Of Preparation [Abstract]
Schedule of Amendment to IAS 16, Property, Plant and Equipment
	December 31, 2021
	€ in thousands
	As previously reported	Application effect IAS16- Amendment	As reported in these financial statements

Fixed assets	340,065	832	340,897
Deferred tax	8,836	208	9,044
Accumulated deficit	(7,217)	318	(6,899)
Non-controlling interest	(2,037)	306	(1,731)

Revenues	44,783	938	45,721
Operating expenses	(17,524)	(66)	(17,590)
Depreciation and amortization expenses	(15,076)	(40)	(15,116)
Tax benefit (Taxes on income)	2,489	(208)	2,281
Profit (loss) attributable to:
Owners of the Company	(15,408)	318	(15,090)
Non-controlling interests	(4,856)	306	(4,550)

Basic loss per share	(1.20)	0.02	(1.18)
Diluted loss per share	(1.20)	0.02	(1.18)